Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2016
Organization and principal activities [Abstract]
Schedule of details of the subsidiaries, VIEs and VIE's subsidiaries
Name	Place of incorporation	Date of incorporation or acquisition	% of direct or indirect economic ownership	Principal activities

Principal subsidiaries
Duowan Entertainment Corporation (“Duowan BVI”)	BVI	November 6, 2007	100%	Investment holding

Huanju Shidai Technology (Beijing) Co., Ltd. (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Zhuhai Duowan Information Technology Co., Ltd. (“Zhuhai Duowan” or “Guangzhou Duowan”)	PRC	April 9, 2007	100%	Online advertising and software development

Guangzhou Huanju Shidai Information Technology Co., Ltd. (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Engage Capital Partners I, L.P. (“Engage L.P.”)	Cayman Islands	March 23, 2015	93.5%	Investment

Principal VIEs
Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Zhuhai Huanju Huyu Technology Co., Ltd.	PRC	May 4, 2015	100%	Software development

Shanghai Yilian Equity Investment Partnership(LP) (“Shanghai Yilian”)	PRC	June 23, 2015	93.5%	Investment

Guangzhou Huya Technology Co., Ltd.	PRC	August 10, 2016	100%	Software development